Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Liabilities from financing activities, Leases	$ 695
Liabilities from financing activities, Sub-total	695
Net increase/(decrease) in cash and cash equivalents	(21,706)	$ (15,847)
Cash Flows, Total	(21,011)
Remeasurement of borrowing arrangements	1,023
Other Changes	(2,910)
Increase decrease in borrowing liabilities classified as financing activities	(2,536)
Increase (decrease) in lease liabilities arising from operating activities	(374)
Acquisition - leases	(395)
Foreign exchange adjustments	501	(43)
Foreign exchange adjustments	(122)
Foreign exchange adjustments	379
Net Debt	7,100		$ 30,014
Borrowings	(90,991)		(89,478)
Leases	(10,032)		(9,836)
Liabilities from financing activities	101,023		(99,314)
Cash and cash equivalents	$ 108,123	$ 34,536	$ 129,328	$ 50,426